Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and accrued revenues
Interest income accrued	kr 8,097	kr 7,938
Prepaid expenses and other accrued revenues	48	56
Total	kr 8,145	kr 7,994